CASH AND CASH EQUIVALENTS (Schedule of Cash And Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash on hand and in bank	$ 8,461	$ 5,549
Short-term bank deposits	4,529	11,282
Cash and cash equivalents	$ 12,990	$ 16,831	$ 5,297	$ 3,404